Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
China operations	$319	$5,952	$2,241
Non-China operations	(8,808)	1,657	17,268

Income (loss) before income taxes	$(8,489)	$7,609	$19,509

Summary of Income Tax Provision

Income tax provision consists of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Current:
China operations	$—	$178	$263
Non-China operations	76	3,119	888

	$76	$3,297	$1,151

Deferred:
China operations	$(22)	$(208)	$(159)
Non-China operations	—	(452)	236

	$(22)	$(660)	$77

Provision for income taxes	$54	$2,637	$1,228

Schedule of Reconciliation of Statutory Income Tax Rate and Company's Effective Tax Rate

Income tax provision differed from the amounts computed by applying the statutory income tax rate of 25% for the PRC subsidiaries to pre-tax income (loss) as a result of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Income tax at statutory rate	$(2,122)	$1,902	$4,877
Foreign tax rate differential	1,619	(670)	(4,144)
Tax holiday benefit	(374)	(1,746)	(161)
Change in valuation allowance	(63)	(447)	(75)
Provision for uncertain tax position	814	3,646	760
Others	180	(48)	(29)

Provision for income taxes	$54	$2,637	$1,228

The Company recorded an income tax provision of $1,709 (unaudited) and $980 (unaudited) for the nine months ended September 30, 2013 and 2012, respectively.

The following table sets out the reconciliation of statutory income tax rate and the Company’s effective tax rate:

	Year Ended December 31,
	2010	2011	2012
Income tax at statutory rate	25%	25%	25%
Foreign tax rate differential	(19.07%)	(8.80%)	(21.24%)
Tax holiday benefit	4.41%	(22.95%)	(0.83%)
Change in valuation allowance	0.74%	(5.87%)	(0.38%)
Provision for uncertain tax position	(9.59%)	47.91%	3.89%
Others	(2.12%)	(0.63%)	(0.15%)

Effective tax rate	(0.63%)	34.66%	6.29%

Foreign tax rate differenti

Summary of Aggregated Amount and Per Ordinary Share Effect of Tax Holiday

The aggregated amount and per ordinary share effect of the tax holiday are as follows:

	Year Ended December 31,
	2010	2011	2012
The aggregated dollar effect (in thousands) . . . . . . . . . . . . .	$374	$1,746	$161
Per ordinary share effect—basic . . . . . . . . . . . . . . . . . . . .	0.09	0.41	0.04
Per ordinary share effect—diluted . . . . . . . . . . . . . . . . . . .	0.09	0.29	0.03

Summary of Significant Portions of Deferred Tax Assets and Liabilities

Temporary differences that gave rise to significant portions of the Company’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2010	2011	2012
	(in thousands)
Deferred tax assets:
Deferred revenue, accruals and reserves	$396	$681	$586
Depreciation and amortization	51	69	83
Net operating loss carryforwards	178	87	50

Total deferred tax assets	$625	$837	$719

Less: valuation allowance	(573)	(126)	(51)

Deferred tax assets, net	$52	$711	$668

Deferred tax liabilities:
Prepaid expense	$—	$—	$(34)

Deferred tax liabilities	$—	$—	$(34)

Summary of Company's Unrecognized Tax Benefit

The following table summarizes the Company’s unrecognized tax benefit:

	As of December 31,
	2010	2011	2012
	(in thousands)
Beginning balance	$1,411	$2,215	$5,851
Increases related to prior year tax positions	—	—	—
Increases related to current year tax positions	804	3,636	757

Ending balance	$2,215	$5,851	$6,608